Warrants (Tables)	12 Months Ended
Sep. 30, 2023
Warrants [Abstract]
Schedule of Warrants Activity	The following table summarizes warrants activity:
	Year ended September 30, 2023		Year ended September 30, 2022
		weighted average exercise price		weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	13,890	138.68	13,890	138.68
Issued	605,004	30.66	—	—
Exercised	(605,004)	(30.66)	—	—
Outstanding, end of year	13,890	138.68	13,890	138.68

Exercisable, end of year	13,890	138.68	13,890	138.68